Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 76	$ 190	$ 48	$ 608	$ 251
Cumulative after-tax loss on equity securities designated at FVOCI	(2)	(87)	(8)	(109)	(54)
Dividend income	$ 16	$ 17	$ 13	$ 50	$ 42